UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 96.2%
	CONSUMER DISCRETIONARY – 10.5%
6,730	Dollar Tree, Inc.*	$324,184
4,470	Home Depot, Inc.	253,673
8,500	Macy's, Inc.	342,635
4,370	Mattel, Inc.	153,562
2,480	McDonald's Corp.	221,935
3,865	MDC Holdings, Inc.	134,038
5,908	Ross Stores, Inc.	408,775
3,368	Scholastic Corp.	102,892
4,997	Time Warner, Inc.	207,625
3,758	Ulta Salon Cosmetics & Fragrance, Inc.	353,252
5,107	Walt Disney Co.	252,643
		2,755,214
	CONSUMER STAPLES – 12.7%
6,900	Coca-Cola Co.	258,060
3,036	Colgate-Palmolive Co.	322,757
7,100	Dr. Pepper Snapple Group, Inc.	318,151
5,604	H.J. Heinz Co.	312,255
5,926	Hain Celestial Group, Inc.*	408,835
3,712	Hershey Co.	266,596
4,555	Ingredion, Inc.	245,196
3,892	Kimberly-Clark Corp.	325,371
17,045	Kroger Co.	379,763
3,478	McCormick & Co., Inc.	213,688
3,727	Wal-Mart Stores, Inc.	270,580
		3,321,252
	ENERGY – 9.8%
2,270	Apache Corp.	194,652
5,550	Chevron Corp.	622,488
5,549	Clean Energy Fuels Corp.*	72,914
4,505	Ensco PLC - Class A	258,452
5,870	Exxon Mobil Corp.	512,451
12,600	Marathon Oil Corp.	350,532
971	Oil States International, Inc.*	75,971
3,202	Royal Dutch Shell PLC - ADR	231,152
3,202	Schlumberger Ltd.	231,761
		2,550,373
	FINANCIALS – 13.4%
3,589	American Express Co.	209,239
7,789	Ares Capital Corp.	134,516
2,168	BlackRock, Inc.	382,370

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
11,110	Citigroup, Inc.	$330,078
13,700	East West Bancorp, Inc.	300,578
6,380	Hospitality Properties Trust - REIT	153,567
2,650	Jones Lang LaSalle, Inc.	191,145
7,010	JPMorgan Chase & Co.	260,351
8,171	Marsh & McLennan Cos., Inc.	279,203
7,426	MetLife, Inc.	253,449
5,549	Rayonier, Inc. - REIT	271,821
5,950	Travelers Cos., Inc.	385,203
10,656	U.S. Bancorp	356,017
		3,507,537
	HEALTH CARE – 13.1%
938	Air Methods Corp.*	109,314
5,908	Amgen, Inc.	495,799
6,200	Bio-Reference Labs, Inc.*	161,944
7,447	Community Health Systems, Inc.*	201,367
3,500	Express Scripts Holding Co.*	219,170
8,380	Hanger, Inc.*	239,752
2,070	McKesson Corp.	180,318
8,337	Merck & Co., Inc.	358,908
7,700	Myriad Genetics, Inc.*	192,423
2,156	Perrigo Co.	237,095
11,816	Pfizer, Inc.	281,930
5,300	Sirona Dental Systems, Inc.*	281,642
6,266	Teva Pharmaceutical Industries Ltd. - ADR	248,008
2,663	Watson Pharmaceuticals, Inc.*	216,635
		3,424,305
	INDUSTRIALS – 6.8%
1,580	Applied Industrial Technologies, Inc.	64,274
4,003	Cintas Corp.	161,801
2,000	Flowserve Corp.	255,320
1,535	Hubbell, Inc. - Class B	124,059
7,178	MasTec, Inc.*	130,927
1,684	Middleby Corp.*	193,913
1,987	Snap-on, Inc.	137,938
2,380	Stanley Black & Decker, Inc.	156,556
4,160	United Parcel Service, Inc. - Class B	307,050
3,160	Wabtec Corp.	246,922
		1,778,760

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY – 18.7%
3,616	Adobe Systems, Inc.*	$113,072
2,155	Akamai Technologies, Inc.*	80,834
655	Apple, Inc.	435,732
7,575	Broadcom Corp. - Class A	269,140
9,030	Ciena Corp.*	123,440
10,242	eBay, Inc.*	486,188
17,500	EMC Corp.*	460,075
5,437	Fusion-io, Inc.*	152,345
496	Google, Inc. - Class A*	339,805
6,930	IAC/InterActiveCorp	359,251
7,210	Intel Corp.	179,024
1,684	International Business Machines Corp.	328,127
3,036	KLA-Tencor Corp.	155,777
13,020	Mentor Graphics Corp.*	215,221
5,852	Microsemi Corp.*	116,513
16,130	Nuance Communications, Inc.*	384,701
11,900	NVIDIA Corp.*	166,957
3,174	RADWARE Ltd.*	103,631
4,355	Sourcefire, Inc.*	225,981
6,073	TIBCO Software, Inc.*	181,704
		4,877,518
	MATERIALS – 3.7%
1,987	Ashland, Inc.	146,303
8,724	Barrick Gold Corp.	336,049
3,591	Monsanto Co.	312,812
1,573	PPG Industries, Inc.	173,061
		968,225
	TELECOMMUNICATION SERVICES – 3.7%
16,240	AT&T, Inc.	595,033
13,130	Vodafone Group PLC - ADR	379,720
		974,753
	UTILITIES – 3.8%
6,460	American States Water Co.	281,527
7,233	California Water Service Group	132,292
3,147	Northeast Utilities	118,547
4,030	Pinnacle West Capital Corp.	207,021

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
8,309	Westar Energy, Inc.	$241,958
		981,345
	TOTAL COMMON STOCKS (Cost $20,639,764)	25,139,282

	EXCHANGE-TRADED FUNDS – 0.5%
4,428	SPDR S&P Regional Banking ETF	123,054

	TOTAL EXCHANGE-TRADED FUNDS (Cost $127,724)	123,054

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 2.8%
$738,689	UMB Money Market Fiduciary Fund, 0.01%1	738,689

	TOTAL SHORT-TERM INVESTMENTS (Cost $738,689)	738,689

	TOTAL INVESTMENTS – 99.5% (Cost $21,506,177)	26,001,025
	Other Assets in Excess of Liabilities – 0.5%	117,893

	TOTAL NET ASSETS – 100.0%	$26,118,918

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 82.7%
	CONSUMER DISCRETIONARY – 17.0%
8,760	Dick's Sporting Goods, Inc.1	$435,898
8,840	Dollar Tree, Inc.* 1	425,823
14,480	Foot Locker, Inc. 1	500,574
22,730	Grupo Televisa S.A.B. - ADR1	522,335
20,310	Leggett & Platt, Inc. 1	482,159
10,867	Lennar Corp. - Class A1	352,417
14,580	Macy's, Inc. 1	587,720
9,840	Mattel, Inc. 1	345,778
4,406	Polaris Industries, Inc. 1	331,287
8,480	Ross Stores, Inc. 1	586,731
11,440	TJX Cos., Inc. 1	523,837
3,448	VF Corp. 1	526,441
2,285	Whirlpool Corp. 1	172,426
		5,793,426
	CONSUMER STAPLES – 8.9%
14,640	Coca-Cola Co. 1	547,536
8,750	H.J. Heinz Co. 1	487,550
8,840	Hain Celestial Group, Inc.* 1	609,872
6,960	Hershey Co. 1	499,867
7,725	Ingredion, Inc. 1	415,837
21,190	Kroger Co. 1	472,113
		3,032,775
	ENERGY – 1.2%
9,820	Tenaris S.A. - ADR1	409,592

	FINANCIALS – 3.3%
12,295	Hospitality Properties Trust - REIT1	295,941
9,439	Rayonier, Inc. - REIT1	462,417
10,996	U.S. Bancorp1	367,376
		1,125,734
	HEALTH CARE – 13.2%
5,426	Abbott Laboratories1	355,620
6,583	Amgen, Inc. 1	552,445
2,285	Bio-Rad Laboratories, Inc. - Class A*1	229,368
7,260	Community Health Systems, Inc.* 1	196,311
8,011	Cyberonics, Inc.* 1	399,989
7,140	Express Scripts Holding Co.* 1	447,108
5,000	McKesson Corp. 1	435,550
11,624	Merck & Co., Inc. 1	500,413
9,439	Orthofix International N.V.* 1	399,459
12,009	Teva Pharmaceutical Industries Ltd. - ADR1	475,316

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
9,339	UnitedHealth Group, Inc. 1	$507,108
		4,498,687
	INDUSTRIALS – 15.0%
6,870	Clean Harbors, Inc.* 1	373,659
2,560	Deere & Co. 1	192,282
17,836	Deluxe Corp. 1	506,007
18,778	Granite Construction, Inc. 1	517,710
12,510	Healthcare Services Group, Inc. 1	264,837
4,700	IDEX Corp. 1	187,342
4,484	Snap-on, Inc. 1	311,279
2,199	Stanley Black & Decker, Inc. 1	144,650
5,300	Teledyne Technologies, Inc.* 1	341,903
9,400	Textainer Group Holdings Ltd. 1	332,008
2,720	UniFirst Corp. 1	172,747
5,250	Union Pacific Corp. 1	637,560
4,450	United Parcel Service, Inc. - Class B1	328,455
4,955	United Technologies Corp. 1	395,657
1,914	W.W. Grainger, Inc. 1	394,207
		5,100,303
	INFORMATION TECHNOLOGY – 16.1%
880	Apple, Inc. 1	585,411
6,826	Broadridge Financial Solutions, Inc. 1	161,640
6,383	Check Point Software Technologies Ltd.* 1	294,193
19,735	EMC Corp.* 1	518,833
5,500	Fair Isaac Corp. 1	234,905
12,640	Intel Corp. 1	313,851
2,271	International Business Machines Corp. 1	442,504
25,400	Nuance Communications, Inc.* 1	605,790
23,060	NVIDIA Corp.* 1	323,532
15,060	Procera Networks, Inc.* 1	319,121
5,614	QUALCOMM, Inc. 1	345,036
15,065	Synopsys, Inc.* 1	497,597
9,625	TIBCO Software, Inc.* 1	287,980
19,160	Total System Services, Inc. 1	444,129
2,199	Trimble Navigation Ltd.* 1	107,861
		5,482,383
	MATERIALS – 3.4%
7,625	Eastman Chemical Co. 1	421,357
28,503	Harry Winston Diamond Corp.* 1	359,138

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
11,960	Packaging Corp. of America1	$382,959
		1,163,454
	TELECOMMUNICATION SERVICES – 3.6%
18,040	AT&T, Inc. 1	660,986
20,020	Vodafone Group PLC - ADR1	578,978
		1,239,964
	UTILITIES – 1.0%
9,439	NorthWestern Corp. 1	345,467

	TOTAL COMMON STOCKS (Cost $23,347,824)	28,191,785

	EXCHANGE-TRADED FUNDS – 1.2%
5,712	iShares Russell 2000 Value Index Fund1	410,750

	TOTAL EXCHANGE-TRADED FUNDS (Cost $375,707)	410,750

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 17.2%
$5,866,691	UMB Money Market Fiduciary Fund, 0.01%1,2	5,866,691

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,866,691)	5,866,691

	TOTAL INVESTMENTS – 101.1% (Cost $29,590,222)	34,469,226
	Liabilities in Excess of Other Assets – (1.1)%	(363,357)

	TOTAL NET ASSETS – 100.0%	$34,105,869

Number of Shares		Value
	SECURITIES SOLD SHORT – 83.9%
	COMMON STOCKS – 80.3%
	CONSUMER DISCRETIONARY – 21.1%
(1,610)	AutoZone, Inc.*	(582,240)
(10,880)	Bravo Brio Restaurant Group, Inc.*	(175,930)
(2,090)	Chipotle Mexican Grill, Inc.*	(603,258)
(8,560)	Deckers Outdoor Corp.*	(423,891)
(14,930)	Finish Line, Inc. - Class A	(342,793)
(6,830)	Hyatt Hotels Corp. - Class A*	(259,062)
(8,930)	Johnson Controls, Inc.	(242,985)
(12,320)	Kohl's Corp.	(643,104)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(7,820)	Lamar Advertising Co. - Class A*	$(258,998)
(13,670)	Lowe's Cos., Inc.	(389,322)
(10,350)	Lululemon Athletica, Inc.*	(674,717)
(11,624)	National CineMedia, Inc.	(168,548)
(7,230)	Nordstrom, Inc.	(418,111)
(530)	NVR, Inc.*	(438,935)
(3,570)	Ralph Lauren Corp.	(566,381)
(37,820)	Staples, Inc.	(412,994)
(14,680)	Thomson Reuters Corp.	(417,646)
(3,180)	Tupperware Brands Corp.	(170,066)
		(7,188,981)
	CONSUMER STAPLES – 7.4%
(6,383)	Campbell Soup Co.	(224,299)
(16,570)	Cia de Bebidas das Americas - ADR	(623,198)
(13,010)	ConAgra Foods, Inc.	(326,681)
(8,996)	Kellogg Co.	(455,647)
(25,800)	Safeway, Inc.	(403,770)
(10,750)	Sanderson Farms, Inc.	(473,215)
		(2,506,810)
	ENERGY – 1.4%
(6,383)	Cameco Corp.	(139,532)
(5,020)	Dril-Quip, Inc.*	(351,601)
		(491,133)
	FINANCIALS – 2.2%
(64,421)	Banco Santander S.A. - ADR	(453,524)
(1,956)	Public Storage - REIT	(284,715)
		(738,239)
	HEALTH CARE – 10.6%
(11,253)	Alere, Inc.*	(211,331)
(10,196)	AstraZeneca PLC - ADR	(477,071)
(5,241)	Baxter International, Inc.	(307,542)
(6,197)	Becton, Dickinson and Co.	(470,848)
(59,580)	Health Management Associates, Inc. - Class A*	(456,383)
(9,439)	Owens & Minor, Inc.	(264,198)
(4,041)	Quest Diagnostics, Inc.	(244,359)
(6,050)	Sanofi - ADR	(247,748)
(12,920)	Valeant Pharmaceuticals International, Inc.*	(662,408)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(4,740)	WellPoint, Inc.	$(283,784)
		(3,625,672)
	INDUSTRIALS – 14.7%
(6,140)	AECOM Technology Corp.*	(119,054)
(8,460)	Avery Dennison Corp.	(264,206)
(4,470)	Canadian National Railway Co.	(409,184)
(5,669)	Ceradyne, Inc.	(134,639)
(5,350)	CLARCOR, Inc.	(257,549)
(6,710)	Colfax Corp.*	(220,692)
(22,020)	CSX Corp.	(494,569)
(4,180)	Eaton Corp.	(186,930)
(10,480)	EMCOR Group, Inc.	(289,562)
(12,010)	Fastenal Co.	(517,511)
(7,070)	General Dynamics Corp.	(463,156)
(34,115)	Heartland Express, Inc.	(444,177)
(24,304)	Pitney Bowes, Inc.	(324,701)
(19,510)	Republic Services, Inc.	(539,451)
(3,841)	Rockwell Collins, Inc.	(187,710)
(10,681)	Sykes Enterprises, Inc.*	(144,087)
		(4,997,178)
	INFORMATION TECHNOLOGY – 15.4%
(18,150)	Arris Group, Inc.*	(247,384)
(4,450)	Arrow Electronics, Inc.*	(161,312)
(8,160)	Autodesk, Inc.*	(253,368)
(2,610)	Cognizant Technology Solutions Corp. - Class A*	(167,771)
(55,890)	Dell, Inc.*	(591,875)
(16,493)	Fairchild Semiconductor International, Inc.*	(239,478)
(3,856)	Harris Corp.	(181,348)
(7,670)	Informatica Corp.*	(250,042)
(13,495)	Infosys Ltd. - ADR	(573,942)
(12,780)	Jabil Circuit, Inc.	(291,128)
(18,630)	Logitech International S.A.*	(171,955)
(8,868)	Microchip Technology, Inc.	(308,163)
(12,480)	Rosetta Stone, Inc.*	(143,645)
(46,700)	SAIC, Inc.	(570,207)
(3,360)	SAP A.G. - ADR	(220,618)
(5,810)	Skyworks Solutions, Inc.*	(176,973)
(9,870)	Solera Holdings, Inc.	(405,953)
(19,978)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(293,677)
		(5,248,839)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MATERIALS – 2.9%
(6,860)	International Flavors & Fragrances, Inc.	$(415,167)
(4,700)	Rock-Tenn Co. - Class A	(313,819)
(3,960)	Scotts Miracle-Gro Co. - Class A	(164,934)
(8,582)	Titanium Metals Corp.	(105,044)
		(998,964)
	TELECOMMUNICATION SERVICES – 3.8%
(8,925)	America Movil S.A.B. de C.V. - ADR	(228,391)
(12,638)	Rogers Communications, Inc. - Class B	(510,449)
(9,511)	Telefonica S.A. - ADR	(119,458)
(45,180)	Windstream Corp.	(445,926)
		(1,304,224)
	UTILITIES – 0.8%
(7,911)	Exelon Corp.	(288,514)

	TOTAL COMMON STOCKS (Proceeds $27,407,756)	(27,388,554)

	EXCHANGE-TRADED FUNDS – 3.6%
(4,330)	iShares Dow Jones U.S. Healthcare Providers Index Fund	(288,724)
(6,210)	Powershares QQQ Trust Series 1	(423,274)
(3,913)	SPDR S&P Metals & Mining ETF	(160,159)
(5,808)	SPDR S&P Pharmaceuticals ETF	(341,627)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,158,021)	(1,213,784)

	TOTAL SECURITIES SOLD SHORT (Proceeds $28,565,777)	$(28,602,338)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 Long security positions with a value of $34,469,226 have been segregated in connection with securities sold short.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 101.2%
	CONSUMER DISCRETIONARY – 22.0%
519	AFC Enterprises, Inc.*	$12,466
272	Churchill Downs, Inc.	15,566
220	Culp, Inc.	2,341
285	Dorman Products, Inc.*	8,402
477	Einstein Noah Restaurant Group, Inc.	8,242
210	Fisher Communications, Inc.*	7,489
388	Flexsteel Industries, Inc.	7,613
835	Interval Leisure Group, Inc.	15,406
1,506	Isle of Capri Casinos, Inc.*	9,427
833	Luby's, Inc.*	4,981
667	Mac-Gray Corp.	8,724
790	Marcus Corp.	10,199
1,070	Marine Products Corp.	6,281
53	Oxford Industries, Inc.	2,890
134	Papa John's International, Inc.*	6,900
1,015	RG Barry Corp.	14,555
267	Saga Communications, Inc. - Class A*	10,894
353	Shiloh Industries, Inc.	3,576
561	Shoe Carnival, Inc.	12,342
772	Speedway Motorsports, Inc.	11,835
542	Standard Motor Products, Inc.	9,561
950	Stein Mart, Inc.*	8,588
		198,278
	CONSUMER STAPLES – 4.0%
259	Fresh Del Monte Produce, Inc.	6,397
269	J&J Snack Foods Corp.	15,360
451	John B Sanfilippo & Son, Inc.*	6,986
447	Prestige Brands Holdings, Inc.*	7,179
		35,922
	ENERGY – 1.2%
353	Delek U.S. Holdings, Inc.	9,270
37	Targa Resources Corp.	1,675
		10,945
	FINANCIALS – 22.2%
323	Baldwin & Lyons, Inc. - Class B	7,274
190	Center Bancorp, Inc.	2,174
81	Central Pacific Financial Corp.*	1,126
232	Credit Acceptance Corp.*	22,843
591	Fidelity Southern Corp.	5,207
602	Financial Institutions, Inc.	10,535

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
351	First Defiance Financial Corp.	$5,841
505	Global Indemnity PLC*	10,186
1,000	Investors Bancorp, Inc.*	17,170
2,014	KCAP Financial, Inc.	17,401
534	Lakeland Financial Corp.	14,183
145	LaSalle Hotel Properties - REIT	3,951
664	MetroCorp Bancshares, Inc.*	7,018
130	Peoples Bancorp, Inc.	2,873
44	ProAssurance Corp.	3,926
102	Provident Financial Holdings, Inc.	1,345
290	Safety Insurance Group, Inc.	13,134
722	Saul Centers, Inc. - REIT	31,125
152	Union First Market Bankshares Corp.	2,231
247	United Fire Group, Inc.	5,469
615	Washington Trust Bancorp, Inc.	15,227
		200,239
	HEALTH CARE – 6.7%
262	Amicus Therapeutics, Inc.*	1,284
87	ArthroCare Corp.*	2,573
327	Cantel Medical Corp.	8,424
250	Capital Senior Living Corp.*	3,008
309	National Healthcare Corp.	13,809
1,283	Select Medical Holdings Corp.*	13,279
463	Utah Medical Products, Inc.	15,654
42	WellCare Health Plans, Inc.*	2,381
		60,412
	INDUSTRIALS – 28.7%
103	Amerco, Inc.	9,584
284	American Railcar Industries, Inc.*	8,105
169	Apogee Enterprises, Inc.	2,670
1	Astronics Corp. - Class B*	31
357	Barrett Business Services, Inc.	9,046
304	CAI International, Inc.*	6,041
521	CDI Corp.	8,581
296	Coleman Cable, Inc.	2,806
1,533	Columbus McKinnon Corp.*	22,719
156	Cubic Corp.	7,876
131	DXP Enterprises, Inc.*	6,040
110	Encore Capital Group, Inc.*	3,083
1,034	Furmanite Corp.*	5,046
546	Generac Holdings, Inc.	11,766

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
910	GP Strategies Corp.*	$18,246
170	H&E Equipment Services, Inc.*	3,009
43	LB Foster Co. - Class A	1,383
395	Lydall, Inc.*	5,068
72	NACCO Industries, Inc. - Class A	7,661
514	On Assignment, Inc.*	8,486
361	Park-Ohio Holdings Corp.*	7,765
576	Pike Electric Corp.*	5,126
64	Powell Industries, Inc.*	2,427
262	Quality Distribution, Inc.*	2,549
171	Raven Industries, Inc.	5,193
627	Rollins, Inc.	14,597
550	Spirit Airlines, Inc.*	10,753
880	Steelcase, Inc. - Class A	8,536
921	Sypris Solutions, Inc.	6,272
13	Teledyne Technologies, Inc.*	839
325	Textainer Group Holdings Ltd.	11,479
1,441	TRC Cos., Inc.*	10,029
337	U.S. Ecology, Inc.	6,336
252	UniFirst Corp.	16,005
294	Wesco Aircraft Holdings, Inc.*	4,098
		259,251
	INFORMATION TECHNOLOGY – 10.9%
200	Bel Fuse, Inc. - Class B	3,896
192	CalAmp Corp.*	1,459
29	Cardtronics, Inc.*	819
1,106	Daktronics, Inc.	10,573
467	Electro Rent Corp.	7,995
487	Guidance Software, Inc.*	5,109
261	Multi-Fineline Electronix, Inc.*	6,395
687	Pericom Semiconductor Corp.*	5,517
1,973	Pervasive Software, Inc.*	16,415
638	SS&C Technologies Holdings, Inc.*	14,151
285	Syntel, Inc.	16,616
92	Ultratech, Inc.*	3,034
226	Verint Systems, Inc.*	6,470
		98,449
	MATERIALS – 3.3%
773	Chase Corp.	12,577
151	Chemtura Corp.*	2,496
702	Landec Corp.*	6,880

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
206	LSB Industries, Inc.*	$7,766
		29,719
	TELECOMMUNICATION SERVICES – 0.8%
428	NTELOS Holdings Corp.	7,349

	UTILITIES – 1.4%
294	Southwest Gas Corp.	12,568

	TOTAL COMMON STOCKS (Cost $884,748)	913,132

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 12.7%
$114,820	UMB Money Market Fiduciary Fund, 0.01%1	114,820

	TOTAL SHORT-TERM INVESTMENTS (Cost $114,820)	114,820

	TOTAL INVESTMENTS – 113.9% (Cost $999,568)	1,027,952
	Liabilities in Excess of Other Assets – (13.9)%	(125,113)

	TOTAL NET ASSETS – 100.0%	$902,839

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2012 (Unaudited)

(b) Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At August 31, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Cost of investments	$21,602,839	$29,619,323	$999,763

Proceeds from securities sold short	$-	$(27,933,642)	$-

Gross unrealized appreciation	$4,863,838	$6,814,461	$46,595
Gross unrealized depreciation	(465,652)	(2,633,254)	(18,406)
Net unrealized appreciation on investments and securities sold short	$4,398,186	$4,181,207	$28,189

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and Level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2012 (Unaudited)

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2012, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$25,139,282	$-	$-	$25,139,282
Exchange Traded Funds	123,054	-	-	123,054
Short-Term Investments	738,689	-	-	738,689
Total Investments in Securities	$26,001,025	$-	$-	$26,001,025

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Long
Common Stocks1	$28,191,785	$-	$-	$28,191,785
Exchange Traded Funds	410,750	-	-	410,750
Short-Term Investments	5,866,691	-	-	5,866,691
Total Investments in Securities	$34,469,226	$-	$-	$34,469,226

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2012 (Unaudited)

Investments in Securities - Short
Common Stocks1	$(27,388,554)	$-	$-	$(27,388,554)
Exchange Traded Funds	(1,213,784)	-	-	(1,213,784)
Total Investments in Securities	$(28,602,338)	$-	$-	$(28,602,338)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$913,132	$-	$-	$913,132
Short-Term Investments	114,820	-	-	114,820
Total Investments in Securities	$1,027,952	$-	$-	$1,027,952

*	TheFunds did not hold any Level 2 or Level 3 securities at period end.
1
All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	10/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	10/26/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	10/26/12

* Print the name and title of each signing officer under his or her signature.